Current Assets - Cash and Cash Equivalents - Additional Information (Details) - Deposit	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Current Assets Cash And Cash Equivalents [Line Items]
Number of Australian banks containing short term deposit	2
Average interest rate of short term deposits	4.23%	4.71%	4.67%
Bottom of Range
Current Assets Cash And Cash Equivalents [Line Items]
Short term deposit period	30 days
Bottom of Range | Australian Banks
Current Assets Cash And Cash Equivalents [Line Items]
Short term deposit period	30 days
Top of Range
Current Assets Cash And Cash Equivalents [Line Items]
Short term deposit period	61 days
Top of Range | Australian Banks
Current Assets Cash And Cash Equivalents [Line Items]
Short term deposit period	61 days